Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2070 Fund
Class I (SSGQX) Class K (SSGNX) Class R3 (SSGUX)
(the “Fund”)
SUPPLEMENT DATED JANUARY 3, 2025 TO THE PROSPECTUS
AND SUMMARY PROSPECTUS, EACH DATED DECEMBER 31, 2024
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for the Fund, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summary – State Street Target Retirement 2070 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
2.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2070 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summary – State Street Target Retirement 2070 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2070 Fund
State Street Equity 500 Index II Portfolio	38.81%
State Street Small/Mid Cap Equity Index Portfolio	12.94%
State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.

State Street Target Retirement 2070 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Investment Trust
State Street Target Retirement 2070 Fund
Class I (SSGQX) Class K (SSGNX) Class R3 (SSGUX)
(the “Fund”)
SUPPLEMENT DATED JANUARY 3, 2025 TO THE PROSPECTUS
AND SUMMARY PROSPECTUS, EACH DATED DECEMBER 31, 2024
AS EACH MAY BE SUPPLEMENTED AND/OR REVISED FROM TIME TO TIME
1.
Effective on or about March 31, 2025 (the “Effective Date”), the corresponding discussion regarding the glide path for the Fund, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summary – State Street Target Retirement 2070 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The glide path depicted in the chart below shows how the Fund’s strategic target allocations among asset classes are expected generally to place more emphasis on fixed income investments and less on equity investments as the target retirement date approaches.
The glide path shows the Fund’s long term strategic target allocations. The Fund’s actual allocations may differ. The Adviser periodically reviews the Fund’s target asset allocations and may, at any time, in its discretion, change the target asset allocations or deviate from the target asset allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The glide path is presented only as an illustration of how the process of re‑allocation occurs as the Fund approaches its target date.
2.
Effective on the Effective Date, the corresponding discussion regarding the Target Retirement 2070 Fund’s strategic target allocations to the Underlying Funds, within the section of the Fund’s Summary Prospectus titled “Principal Investment Strategies” and the section of the Prospectus titled “Fund Summary – State Street Target Retirement 2070 Fund – Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The following table shows the Fund’s strategic target allocations to the Underlying Funds on or about March 31, 2025.

Underlying Funds	Target Retirement 2070 Fund
State Street Equity 500 Index II Portfolio	38.81%
State Street Small/Mid Cap Equity Index Portfolio	12.94%
State Street Global All Cap Equity ex‑U.S. Index Portfolio	38.25%
State Street Aggregate Bond Index Portfolio	0.00%
SPDR Bloomberg Barclays 1‑10 Year TIPS ETF	0.00%
SPDR Bloomberg Barclays High Yield Bond ETF	0.00%
SPDR Dow Jones Global Real Estate ETF	0.00%
SPDR Portfolio Long Term Treasury ETF	10.00%
SPDR Portfolio Intermediate Term Treasury ETF	0.00%
SPDR Portfolio Short Term Treasury ETF	0.00%
SPDR Portfolio Short Term Corporate Bond ETF	0.00%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K‑1 ETF	0.00%
The Fund’s actual allocations are expected to differ over time. The Adviser periodically reviews the Fund’s target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund’s investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund’s allocations may be available on its website: www.ssga.com.